Acquisitions of Subsidiaries (Tables)	6 Months Ended
Oct. 31, 2023
Acquisitions of Subsidiaries [Abstract]
Schedule of Assets Acquired and Liabilities Recognized At the Date of Acquisition

Assets acquired and liabilities recognized at the date of acquisition:

US$
Interests in joint ventures	24,726
Property, plant and equipment	135,592
Cash and cash equivalents	3,860
Accounts receivable	527
Prepayments, deposits and other receivables	20,365
Amount due from a non-controlling shareholder	637
Accounts payable	(311)
Other payables and accruals	(1,582)
Contract liabilities	(688)
Bank borrowings	(50,849)
Amount due to a non-controlling shareholder	(53,464)
Amount due to AMTD Group	(81,972)
(3,159)

Assets acquired and liabilities recognized at the date of acquisition:

US$
Property, plant and equipment	4
Intangible asset	5,836
Accounts receivable, deposits and other receivables	38
Cash and cash equivalents	5,673
Accounts and other payables	(2,398)
Deferred tax liability	(992)
8,161

Schedule of Reserves Arising on Acquisition
Reserves arising on acquisition:

Consideration transferred	266,647
Plus: non-controlling interests of AMTD Assets	(336)
Plus: non-controlling interests of AMTD Assets’ subsidiaries	5,361
Less: recognized amounts of net assets acquired	3,159
274,831

Schedule of Net Cash Inflow on Acquisition of AMTD Assets

Net cash inflow on acquisition of AMTD Assets:

Cash consideration paid	—
Add: cash and cash equivalent balances acquired	3,860
3,860

Net cash inflow on acquisition of PolicyPal:

US$
Cash consideration paid	(3,000)
Add: cash and cash equivalents balances acquired	5,673
2,673

Schedule of Consideration Transferred	Consideration transferred:
US$
Cash	3,000
Ordinary shares of the Company	8,725
Total	11,725

Schedule of Goodwill Arising on Acquisition	Goodwill arising on acquisition:
US$
Consideration transferred	11,725
Plus: non-controlling interests (49% in PolicyPal)	4,002
Less: net assets acquired	(8,161)
Goodwill arising on acquisition	7,566